Unaudited Condensed Consolidated Statement of Operations and Comprehensive Loss - USD ($) $ in Thousands		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Revenues		$ 3,707,936	$ 3,526,598
Cost of revenues		2,075,060	2,285,768
Gross profit		1,632,876	1,240,830
Operating expenses:
Selling expenses		389,471	595,245
General and administrative expenses		2,431,898	4,707,043
Total operating expenses		2,821,369	5,302,288
Loss from operations		(1,188,493)	(4,061,458)
Other income (expense):
Interest expense, net		(111,284)	(142,967)
Loss from long term investment		(26,543)
Other income (expense), net		(329,063)	722,671
Total other income (expense), net		(466,890)	579,704
Loss before income taxes		(1,655,383)	(3,481,754)
Income taxes provision		138,781	180,842
Net loss		(1,794,164)	(3,662,596)
Less: net (loss) income attributable to non-controlling interests		(35,367)	11,728
Net loss attributable to the company		(1,758,797)	(3,674,324)
Net loss		(1,794,164)	(3,662,596)
Other comprehensive loss
Foreign currency translation adjustment		(9,755)	(347,715)
Comprehensive loss		(1,803,919)	(4,010,311)
Less: comprehensive (loss) income attributable to non-controlling interests		(35,963)	9,791
Comprehensive loss attributable to the company		$ (1,767,956)	$ (4,020,102)
Loss per share*
Basic (in Dollars per share)	[1]	$ (0.89)	$ (1.98)
Weighted average number of shares outstanding
Basic (in Shares)		1,980,944	1,851,593
Third parties
Revenues		$ 3,647,825	$ 3,272,307
Related parties
Revenues		60,111	254,291
Revenues		$ 60,111	$ 254,291

[1]	Retroactively restated for ten-for-one share consolidation with effective date of April 18, 2024.